Schedule of Geographical Segment Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Revenue for the three months ended March 31,
Revenue	$ 1,013,625	$ 944,562
Non-current assets as at
Non-current assets	4,314,262		$ 4,689,331
Canada [member]
Revenue for the three months ended March 31,
Revenue
Non-current assets as at
Non-current assets	4,954		5,438
Turkey [member]
Revenue for the three months ended March 31,
Revenue	1,013,625	944,562
Non-current assets as at
Non-current assets	1,190,203		1,567,747
Bermuda [member]
Revenue for the three months ended March 31,
Revenue
Non-current assets as at
Non-current assets
Bulgaria [member]
Revenue for the three months ended March 31,
Revenue
Non-current assets as at
Non-current assets	$ 3,119,105		$ 3,116,146